RELATED PARTY TRANSACTIONS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Related Party Transaction [Line Items]
Interest expense	$ 2,313	$ 733
Conduit Shareholders [Member] | ClientConnect [Member]
Related Party Transaction [Line Items]
Services provided by related party to Client Connect, Ltd.		1,645
Revenue from transactions with related party to Client Connect, Ltd.		142
Number of officers | item	2
Conduit Shareholders [Member] | ClientConnect [Member] | Line of Credit [Member]
Related Party Transaction [Line Items]
Line of credit, maximum borrowing capacity			$ 20,000
Debt instrument, interest rate	3.00%
Proceeds from lines of credit		$ 14,750
Debt instrument, maturity date		Apr. 01, 2014
Interest expense		$ 117
Perion Network Ltd [Member]
Related Party Transaction [Line Items]
Customer acquisition costs			$ 18,271